Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

13. SUBSEQUENT EVENTS

ASC 855-16-50-4 establishes accounting and disclosure requirements for subsequent events. ASC 855 details the period after the balance sheet date during which we should evaluate events or transactions that occur for potential recognition or disclosure in the financial statements, the circumstances under which we should recognize events or transactions occurring after the balance sheet date in its financial statements and the required disclosures for such events.

On April 13, 2020 the Company effected a 500 for 1 reverse split of its common stock. The number of authorized common shares remained 900,000,000.

In August 2019, Seaport Group Enterprises, LLC (“SGE”) agreed to acquire Seaport Meat Company, a wholesale meat distribution and processing company that manufactures and supplies various restaurants and food service institutions, from PNC, Inc., Peter Camarda and Nancy Camarda (collectively, “PNC”). In furtherance of this agreement, the parties entered into an Asset Purchase Agreement on or about August 15, 2019, whereby SGE agreed to purchase certain assets, properties, and rights belonging to PNC. In connection with the closing of the transactions contemplated by the asset purchase acquisition, as part of the consideration for the asset purchase, Seaport Group Enterprises LLC entered into a secured promissory note with PNC INC. in the amount of $850,000 due in three payments over 18 months

On or about May 13, 2020, SGE filed a lawsuit against PNC in Los Angeles Superior Court, based on PNC’s material breaches of the Asset Purchase Agreement and the Consulting and Covenant Not to Compete Agreement (the “Consulting Agreement”), as well material misrepresentations that PNC made to SGE. SGE’s complaint alleges causes of action against PNC for including but not limited to fraud. On or about October 19, 2020, PNC filed a Cross-Complaint alleging among other matters breach of the secured promissory note and fraud.

As of the date of this report, the note to PNC is past due as the amounts due, if any, are in dispute within the above referenced action brought by SGE. The Company and SGE intend to vigorously pursue its rights and remedies against PNC as well as defend the allegations set forth in the counter complaint. Management does not believe that an adverse ruling would have a material effect on the operations of the Company.

13. SUBSEQUENT EVENTS

ASC 855-16-50-4 establishes accounting and disclosure requirements for subsequent events. ASC 855 details the period after the balance sheet date during which we should evaluate events or transactions that occur for potential recognition or disclosure in the financial statements, the circumstances under which we should recognize events or transactions occurring after the balance sheet date in its financial statements and the required disclosures for such events.

The Company has evaluated all subsequent events through the date these consolidated financial statements were issued, and determined the following are material to disclose.